Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 100,017	$ 7,041
Short-term investments		4,300
Accounts receivable, net of allowance for doubtful accounts of $142 and $80 as of December 31, 2012 and 2011, respectively	6,095	3,715
Prepaid expenses and other current assets	1,413	524
Total current assets	107,525	15,580
Restricted cash	385
Property and equipment, net	7,069	5,548
Goodwill	2,155	2,155
Other assets	1,830	912
TOTAL ASSETS	118,964	24,195
CURRENT LIABILITIES:
Accounts payable	525	1,335
Accrued liabilities	2,916	1,505
Accrued compensation and benefits	4,500	2,042
Deferred revenue	13,296	4,827
Deferred rent, current portion	444	387
Capital lease liability, current portion	217	292
Long-term debt, current portion	2,665	730
Other current liabilities	330	297
Total current liabilities	24,893	11,415
Deferred rent, net of current portion	407	638
Capital lease liability, net of current portion	16	156
Long-term debt, net of current portion	7,094	8,862
Other long-term liabilities	20	85
Total liabilities	32,430	21,156
Commitments and contingencies (NOTE 7)
STOCKHOLDERS' EQUITY:
Convertible preferred stock, par value of $0.000033 per share, issuable in Series A, B, C and D, no shares and 42,897,601 shares authorized as of December 31, 2012 and 2011; no shares and 14,161,444 shares issued and outstanding as of December 31, 2012 and 2011; aggregate liquidation preferences of nil and $33,609 as of December 31, 2012 and 2011
Preferred stock, par value of $0.00001 per share as of December 31, 2012, 20,000,000 and zero shares authorized as of December 31, 2012 and 2011; no shares issued or outstanding as of December 31, 2012 and 2011
Common stock, par value of $0.00001 and $0.000033 per share as of December 31, 2012 and 2011, 1,000,000,000 and 77,200,000 shares authorized as of December 31, 2012 and 2011; 27,552,818 and 6,919,892 shares issued as of December 31, 2012 and 2011, respectively; 27,552,818 and 6,919,892 shares outstanding as of December 31, 2012 and 2011, respectively
Additional paid-in capital	133,659	39,243
Accumulated deficit	(47,125)	(36,204)
Total stockholders' equity	86,534	3,039
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 118,964	$ 24,195